SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - GBP (£)	Jun. 30, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets
Other receivables	£ 392	£ 51,584
VAT owed to the Company	48,677	135,642
Prepaid clinical trial costs	80,000	307,519
Deferred clinical trial testing costs	1,177,500	1,177,500
Other prepayments	381,300	522,480
Total	£ 1,687,869	£ 2,194,725